UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive, Suite 207, Oklahoma City, OK	73120

(Address of principal executive offices)	(Zip code)

 Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST Horizons S&P 500® Covered Call ETF

Semi-Annual Report

October 31, 2015
(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2015 (Unaudited)

Schedule of Portfolio Investments	1
Schedule of Written Call Options	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	20
Disclosure of Fund Expenses	27
Shareholder Voting Results	28
Other Information	29

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.HorizonsETFs.com/USA. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objectives.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS	October 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 101.7%
Consumer Discretionary 13.3%
Advance Auto Parts, Inc.	284	56,354
Amazon.com, Inc. *	1,516	948,865
AutoNation, Inc. *	294	18,578
AutoZone, Inc. *	122	95,698
Bed Bath & Beyond, Inc. *	677	40,370
Best Buy Co., Inc.	1,158	40,565
BorgWarner, Inc.	895	38,324
Cablevision Systems Corp., Class A	871	28,386
CarMax, Inc. *	823	48,565
Carnival Corp., Class A	1,795	97,074
CBS Corp., Class B	1,757	81,736
Chipotle Mexican Grill, Inc. *	123	78,748
Coach, Inc.	1,095	34,164
Comcast Corp., Class A	8,291	519,182
Comcast Corp., Special Class A	1,460	91,557
D.R. Horton, Inc.	1,322	38,920
Darden Restaurants, Inc.	422	26,118
Delphi Automotive PLC	1,124	93,506
Discovery Communications, Inc., Class A *	588	17,311
Discovery Communications, Inc., Class C *	1,036	28,511
Dollar General Corp.	1,175	79,630
Dollar Tree, Inc. *	907	59,399
Expedia, Inc.	390	53,157
Ford Motor Co.	15,419	228,356
Fossil Group, Inc. *	178	9,685
GameStop Corp., Class A	430	19,810
Gap, Inc.	970	26,403
Garmin, Ltd.	483	17,132
General Motors Co.	5,722	199,755
Genuine Parts Co.	603	54,728
Goodyear Tire & Rubber Co.	1,066	35,007
H&R Block, Inc.	928	34,577
Hanesbrands, Inc.	1,586	50,657
Harley-Davidson, Inc.	814	40,252
Harman International Industries, Inc.	284	31,229
Hasbro, Inc.	444	34,113
Johnson Controls, Inc.	2,600	117,469
Kohl's Corp.	782	36,066
L Brands, Inc.	972	93,293
Leggett & Platt, Inc.	547	24,631
Lennar Corp.	688	34,448
Lowe's Cos., Inc.	3,598	265,639
Macy's, Inc.	1,261	64,286
Marriott International, Inc., Class A	781	59,965
Mattel, Inc.	1,356	33,330
McDonald's Corp.	3,723	417,907

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Discretionary, Continued
Michael Kors Holdings, Ltd. *	786	30,371
Mohawk Industries, Inc. *	246	48,093
Netflix.com, Inc. *	1,674	181,428
Newell Rubbermaid, Inc.	1,073	45,527
News Corp., Class A	1,552	23,901
News Corp.	427	6,610
Nike, Inc., Class B	2,619	343,167
Nordstrom, Inc.	534	34,822
Omnicom Group, Inc.	965	72,298
O'Reilly Automotive, Inc. *	393	108,570
Polo Ralph Lauren Corp.	240	26,585
Pulte Group, Inc.	1,318	24,159
PVH Corp.	325	29,559
Ross Stores, Inc.	1,635	82,698
Royal Caribbean Cruises, Ltd.	661	65,009
Scripps Networks Interactive, Inc.	378	22,710
Signet Jewelers, Ltd.	291	43,924
Staples, Inc.	2,532	32,891
Starbucks Corp.	5,822	364,283
Starwood Hotels & Resorts Worldwide, Inc.	679	54,232
Target Corp.	2,425	187,161
TEGNA, Inc.	904	24,444
The Home Depot, Inc.	5,076	627,596
The Interpublic Group of Cos., Inc.	1,656	37,972
The Priceline Group, Inc. *	200	290,848
The TJX Companies, Inc.	2,666	195,125
The Walt Disney Co.	6,110	694,950
Tiffany & Co.	445	36,686
Time Warner Cable, Inc., Class A	1,118	211,749
Time Warner, Inc.	3,224	242,896
Tractor Supply Co.	538	49,706
TripAdvisor, Inc. *	439	36,779
Twenty-First Century Fox, Inc., Class A	4,849	148,816
Twenty-First Century Fox, Inc., Class B	1,709	52,774
Under Armour, Inc., Class A *	713	67,792
Urban Outfitters, Inc. *	396	11,326
VF Corp.	1,344	90,747
Viacom, Inc., Class B	1,374	67,752
Whirlpool Corp.	312	49,964
Wyndham Worldwide Corp.	447	36,363
Wynn Resorts, Ltd.	322	22,524
Yum! Brands, Inc.	1,668	118,278
		9,486,541
Consumer Staples 9.8%
Altria Group, Inc.	7,758	469,126
Archer-Daniels-Midland Co.	2,425	110,726
Brown-Forman Corp., Class B	420	44,596
Campbell Soup Co.	711	36,112

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Staples, continued
Clorox Co.	514	62,677
Coca-Cola Co.	15,370	650,919
Coca-Cola Enterprises, Inc.	848	43,536
Colgate-Palmolive Co.	3,511	232,955
ConAgra Foods, Inc.	1,697	68,813
Constellation Brands, Inc.	671	90,451
Costco Wholesale Corp.	1,733	274,022
CVS Health Corp.	4,374	432,064
Dr. Pepper Snapple Group, Inc.	758	67,742
Estee Lauder Cos., Class A	887	71,368
General Mills, Inc.	2,356	136,907
Hormel Foods Corp.	524	35,396
Kellogg Co.	991	69,885
Keurig Green Mountain, Inc.	472	23,954
Kimberly-Clark Corp.	1,440	172,382
Kroger Co.	3,734	141,145
McCormick & Co., Inc.	485	40,730
Mead Johnson Nutrition Co.	805	66,010
Molson Coors Brewing Co.	631	55,591
Mondelez International, Inc.	6,400	295,424
Monster Beverage Corp. *	578	78,793
PepsiCo, Inc.	5,746	587,184
Philip Morris International	6,122	541,185
Procter & Gamble Co.	10,638	812,531
Reynolds American, Inc.	3,280	158,490
Sysco Corp.	2,193	90,461
The Hershey Co.	586	51,972
The J.M. Smucker Co.	384	45,078
The Kraft Heinz Co.	2,340	182,450
Tyson Foods, Inc., Class A	1,163	51,591
Walgreens Boots Alliance, Inc.	3,452	292,315
Wal-Mart Stores, Inc.	6,207	355,289
Whole Foods Market, Inc.	1,424	42,663
		6,982,533
Energy 7.2%
Anadarko Petroleum Corp.	2,005	134,094
Apache Corp.	1,496	70,506
Baker Hughes, Inc.	1,718	90,504
Cabot Oil & Gas Corp.	1,635	35,496
Cameron International Corp. *	757	51,484
Chesapeake Energy Corp.	2,084	14,859
Chevron Corp.	7,399	672,421
Cimarex Energy Co.	378	44,627
Columbia Pipeline Group, Inc.	1,257	26,108
ConocoPhillips, Inc.	4,873	259,975
CONSOL Energy, Inc.	909	6,054
Devon Energy Corp.	1,522	63,817
Diamond Offshore Drilling, Inc.	265	5,268

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Energy, continued
Ensco PLC, Class A, ADR	942	15,665
EOG Resources, Inc.	2,170	186,295
Equities Corp.	600	39,642
Exxon Mobil Corp.	16,352	1,352,964
FMC Technologies, Inc. *	907	30,684
Halliburton Co.	3,355	128,765
Helmerich & Payne, Inc.	424	23,858
Hess Corp.	960	53,962
Kinder Morgan, Inc.	7,125	194,869
Marathon Oil Corp.	2,672	49,111
Marathon Petroleum Corp.	2,134	110,541
Murphy Oil Corp.	660	18,764
National-Oilwell Varco, Inc.	1,534	57,740
Newfield Exploration Co. *	631	25,360
Noble Energy, Inc.	1,685	60,390
Occidental Petroleum Corp.	3,020	225,111
ONEOK, Inc.	834	28,289
Phillips 66	1,898	169,017
Pioneer Natural Resources Co.	587	80,501
Range Resources Corp.	660	20,090
Schlumberger, Ltd.	5,002	390,956
Southwestern Energy Co. *	1,510	16,670
Spectra Energy Corp.	2,656	75,882
Tesoro Corp.	485	51,861
Transocean, Ltd.	1,346	21,307
Valero Energy Corp.	1,965	129,533
Williams Cos., Inc.	2,663	105,029
		5,138,069
Financials 16.4%
ACE, Ltd.	1,280	145,332
Affiliated Managers Group *	220	39,657
AFLAC, Inc.	1,649	105,124
Allstate Corp.	1,583	97,956
American Express Co.	3,394	248,644
American International Group, Inc.	5,140	324,127
American Tower Corp.	1,672	170,928
Ameriprise Financial, Inc.	704	81,213
AON PLC	1,109	103,481
Apartment Investment & Management Co., Class A	614	24,063
Assurant, Inc.	269	21,932
AvalonBay Communities, Inc.	519	90,737
Bank of America Corp.	40,825	685,044
Bank of New York Mellon Corp.	4,374	182,177
BB&T Corp.	3,104	115,314
Berkshire Hathaway, Inc., Class B *	7,370	1,002,468
BlackRock, Inc., Class A	503	177,041

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
Boston Properties, Inc.	606	76,265
Capital One Financial Corp.	2,144	169,162
CBRE Group, Inc., Class A *	1,107	41,269
Cincinnati Financial Corp.	583	35,114
Citigroup, Inc.	11,928	634,212
CME Group, Inc.	1,339	126,495
Comerica, Inc.	714	30,988
Crown Castle International Corp.	1,319	112,722
Discover Financial Services, Inc., Class A	1,749	98,329
E*Trade Financial Corp. *	1,156	32,958
Equity Residential	1,435	110,954
Essex Property Trust, Inc.	258	56,874
Fifth Third BanCorp	3,200	60,960
Franklin Resources, Inc.	1,552	63,260
General Growth Properties, Inc.	2,096	60,679
Genworth Financial, Inc., Class A *	1,978	9,257
Goldman Sachs Group, Inc.	1,576	295,500
Hartford Financial Services Group, Inc.	1,661	76,838
HCP, Inc.	1,833	68,188
Host Hotels & Resorts, Inc.	2,998	51,955
Hudson City BanCorp, Inc.	1,913	19,360
Huntington Bancshares, Inc.	3,200	35,104
Intercontinental Exchange, Inc.	432	109,037
Invesco, Ltd.	1,705	56,554
Iron Mountain, Inc.	754	23,103
JPMorgan Chase & Co.	14,562	935,609
KeyCorp	3,353	41,644
Kimco Realty Corp.	1,641	43,930
Legg Mason, Inc.	397	17,766
Leucadia National Corp.	1,260	25,213
Lincoln National Corp.	1,000	53,510
Loews Corp.	1,134	41,346
M&T Bank Corp.	526	63,041
Marsh & McLennan Cos., Inc.	2,095	116,775
McGraw-Hill Cos., Inc.	1,083	100,329
MetLife, Inc.	4,424	222,880
Moody's Corp.	684	65,773
Morgan Stanley	6,023	198,578
Navient Corp.	1,537	20,273
Northern Trust Corp.	875	61,591
People's United Financial, Inc.	1,248	19,905
Plum Creek Timber Co., Inc.	707	28,803
PNC Financial Services Group	2,037	183,860
Principal Financial Group, Inc.	1,093	54,825
Progressive Corp.	2,328	77,127
Prologis, Inc.	2,072	88,537

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
Prudential Financial, Inc.	1,791	147,758
Public Storage	575	131,939
Realty Income Corp.	920	45,503
Regions Financial Corp.	5,297	49,527
Simon Property Group, Inc.	1,221	245,982
SL Green Realty Corp.	390	46,262
State Street Corp.	1,613	111,297
SunTrust Banks, Inc.	2,041	84,742
T. Rowe Price Group, Inc.	994	75,166
The Charles Schwab Corp.	4,752	145,031
The Chubb Corp.	897	116,027
The Macerich Co.	532	45,082
The NASDAQ OMX Group, Inc.	472	27,324
Torchmark Corp.	485	28,135
Travelers Companies, Inc.	1,230	138,855
U.S. BanCorp	6,497	274,043
Unum Group	997	34,546
Ventas, Inc.	1,318	70,803
Vornado Realty Trust	693	69,681
Wells Fargo & Co.	18,328	992,277
Welltower, Inc.	1,358	88,093
Weyerhaeuser Co.	2,037	59,745
XL Group PLC	1,196	45,544
Zions Bancorporation	807	23,217
		11,628,269
Health Care 14.8%
Abbott Laboratories	5,884	263,603
AbbVie, Inc.	6,544	389,695
Aetna, Inc.	1,380	158,396
Agilent Technologies, Inc.	1,326	50,070
Alexion Pharmaceuticals, Inc. *	886	155,936
Allergan PLC *	1,551	478,437
AmerisourceBergen Corp.	812	78,366
Amgen, Inc.	3,007	475,647
Anthem, Inc.	1,034	143,881
Baxalta, Inc.	2,145	73,917
Baxter International, Inc.	2,145	80,202
Becton Dickinson & Co.	829	118,149
Biogen, Inc. *	929	269,884
Boston Scientific Corp. *	5,298	96,847
Bristol-Myers Squibb Co.	6,590	434,611
C.R. Bard, Inc.	293	54,601
Cardinal Health, Inc.	1,294	106,367
Celgene Corp. *	3,104	380,892
Cerner Corp. *	1,203	79,747
CIGNA Corp.	1,018	136,453
DaVita Healthcare Partners, Inc. *	680	52,707
DENTSPLY International, Inc.	555	33,772

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Health Care, Continued
Edwards Lifesciences Corp. *	425	66,789
Eli Lilly & Co.	3,860	314,860
ENDO International PLC *	801	48,052
Express Scripts Holding, Inc. *	2,638	227,870
Gilead Sciences, Inc.	5,756	622,396
HCA Holdings, Inc. *	1,267	87,157
Henry Schein, Inc. *	333	50,519
Humana, Inc.	582	103,963
Intuitive Surgical, Inc. *	146	72,504
Johnson & Johnson	10,904	1,101,631
Laboratory Corp. of America Holdings *	395	48,482
Mallinckrodt PLC *	460	30,208
McKesson Corp.	916	163,781
Medtronic PLC	5,552	410,403
Merck & Co., Inc.	11,083	605,797
Mylan NV *	1,576	69,486
Patterson Cos., Inc.	337	15,974
PerkinElmer, Inc.	452	23,341
Perrigo Co. PLC	578	91,174
Pfizer, Inc.	24,332	822,908
Quest Diagnostics, Inc.	569	38,664
Regeneron Pharmaceuticals, Inc. *	298	166,102
St. Jude Medical, Inc.	1,114	71,084
Stryker Corp.	1,261	120,577
Tenet Healthcare Corp. *	388	12,172
Thermo Fisher Scientific, Inc.	1,569	205,193
UnitedHealth Group, Inc.	3,766	443,559
Universal Health Services, Class B	358	43,708
Varian Medical Systems, Inc. *	397	31,176
Vertex Pharmaceuticals, Inc. *	963	120,125
Waters Corp. *	327	41,791
Zimmer Biomet Holdings, Inc.	670	70,062
Zoetis, Inc.	1,843	79,267
		10,532,955
Industrials 10.4%
3M Co.	2,469	388,151
Allegion PLC	384	25,025
American Airlines Group, Inc.	2,716	125,533
AMETEK, Inc.	956	52,408
C.H. Robinson Worldwide, Inc.	582	40,379
Caterpillar, Inc.	2,386	174,154
Cintas Corp.	352	32,768
CSX Corp.	3,904	105,368
Cummins, Inc.	663	68,627
D&B Corp.	139	15,828
Danaher Corp.	2,357	219,932
Deere & Co.	1,261	98,358

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
Delta Air Lines, Inc.	3,153	160,298
Dover Corp.	618	39,818
Eaton Corp. PLC	1,847	103,266
Emerson Electric Co.	2,619	123,695
Equifax, Inc.	472	50,301
Expeditors International of Washington, Inc.	757	37,691
Fastenal Co.	1,075	42,097
FedEx Corp.	1,038	161,980
Flowserve Corp.	533	24,710
Fluor Corp.	585	27,968
General Dynamics Corp.	1,199	178,147
General Electric Co.	39,661	1,146,997
Honeywell International, Inc.	3,089	319,032
Illinois Tool Works, Inc.	1,303	119,798
Ingersoll-Rand PLC	1,051	62,282
J.B. Hunt Transport Services, Inc.	388	29,632
Jacobs Engineering Group, Inc. *	497	19,950
Kansas City Southern Industries, Inc.	435	36,001
L-3 Communications Holdings, Inc.	306	38,678
Lockheed Martin Corp.	1,051	231,041
Masco Corp.	1,375	39,875
Nielsen Holdings PLC	1,470	69,840
Norfolk Southern Corp.	1,191	95,316
Northrop Grumman Corp.	740	138,935
PACCAR, Inc.	1,402	73,815
Parker Hannifin Corp.	544	56,957
Pentair PLC	710	39,703
Pitney Bowes, Inc.	801	16,541
Precision Castparts Corp.	546	126,022
Quanta Services, Inc. *	807	16,229
Raytheon Co.	1,200	140,880
Republic Services, Inc., Class A	970	42,428
Robert Half International, Inc.	535	28,173
Rockwell Automation, Inc.	535	58,401
Rockwell Collins, Inc.	525	45,528
Roper Technologies, Inc.	398	74,167
Ryder System, Inc.	210	15,074
Snap-on, Inc.	228	37,823
Southwest Airlines Co.	2,619	121,234
Stanley Black & Decker, Inc.	608	64,436
Stericycle, Inc. *	335	40,659
Textron, Inc.	1,104	46,556
The ADT Corp.	700	23,128
The Boeing Co.	2,525	373,878
Tyco International PLC	1,657	60,381
Union Pacific Corp.	3,430	306,470
United Continental Holdings, Inc. *	1,505	90,767

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
United Parcel Service, Inc., Class B	2,743	282,584
United Rentals, Inc. *	384	28,746
United Technologies Corp.	3,268	321,604
Verisk Analytics, Inc. *	613	43,897
W.W. Grainger, Inc.	236	49,560
Waste Management, Inc.	1,663	89,402
Xylem, Inc.	717	26,106
		7,385,028
Information Technology 21.4%
Accenture PLC	2,475	265,320
Activision Blizzard, Inc.	1,988	69,103
Adobe Systems, Inc. *	1,973	174,926
Akamai Technologies, Inc. *	709	43,121
Alliance Data Systems Corp. *	246	73,138
Alphabet, Inc., Class A *	1,140	840,625
Alphabet, Inc., Class C *	1,164	827,383
Altera Corp.	1,190	62,535
Amphenol Corp., Class A	1,230	66,691
Analog Devices, Inc.	1,236	74,308
Apple, Inc.	22,458	2,683,731
Applied Materials, Inc.	4,849	81,318
Autodesk, Inc. *	904	49,892
Automatic Data Processing, Inc.	1,843	160,323
Avago Technologies, Ltd.	1,016	125,100
Broadcom Corp., Class A	2,149	110,459
CA, Inc.	1,251	34,665
Cisco Systems, Inc.	19,976	576,308
Citrix Systems, Inc. *	638	52,380
Cognizant Technology Solutions Corp. *	2,410	164,145
Computer Sciences Corp.	544	36,225
Corning, Inc.	4,946	91,995
eBay, Inc. *	4,369	121,895
Electronic Arts, Inc. *	1,224	88,214
EMC Corp.	7,491	196,414
Equinix, Inc.	224	66,456
F5 Networks, Inc. *	286	31,517
Facebook, Inc. *	8,893	906,819
Fidelity National Information Services, Inc.	1,113	81,160
First Solar, Inc. *	300	17,121
Fiserv, Inc. *	928	89,561
FLIR Systems, Inc.	558	14,882
Harris Corp.	487	38,536
Hewlett-Packard Co.	7,154	192,872
Intel Corp.	18,730	634,197
International Business Machines Corp.	3,548	497,004

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Information Technology, Continued
Intuit, Inc.	1,094	106,588
Juniper Networks, Inc.	1,398	43,883
KLA-Tencor Corp.	623	41,816
Lam Research Corp.	629	48,175
Linear Technology Corp.	942	41,844
MasterCard, Inc., Class A	3,945	390,516
Microchip Technology, Inc.	802	38,729
Micron Technology, Inc. *	4,250	70,380
Microsoft Corp.	31,467	1,656,423
Motorola Solutions, Inc.	679	47,510
NetApp, Inc.	1,186	40,324
NVIDIA Corp.	2,019	57,279
Oracle Corp.	12,800	497,152
Paychex, Inc.	1,261	65,042
PayPal Holdings, Inc. *	4,369	157,328
Qorvo, Inc. *	584	25,655
Qualcomm, Inc.	6,211	369,058
Red Hat, Inc. *	726	57,434
Salesforce.com, Inc. *	2,409	187,203
SanDisk Corp.	808	62,216
Seagate Technology PLC	1,194	45,444
Skyworks Solutions, Inc.	754	58,239
Symantec Corp.	2,690	55,414
TE Connectivity, Ltd.	1,591	102,524
Teradata Corp. *	566	15,910
Texas Instruments, Inc.	4,073	231,020
Total System Services, Inc.	660	34,617
VeriSign, Inc. *	393	31,676
Visa, Inc., Class A	7,714	598,452
Western Digital Corp.	863	57,666
Western Union Co.	2,072	39,886
Xerox Corp.	4,073	38,245
Xilinx, Inc.	994	47,334
Yahoo!, Inc. *	3,440	122,533
		15,123,854
Materials 3.0%
Air Products & Chemicals, Inc.	762	105,903
Airgas, Inc.	269	25,867
Alcoa, Inc.	4,834	43,168
Avery Dennison Corp.	363	23,584
Ball Corp.	549	37,607
CF Industries Holdings, Inc.	922	46,810
E.I. Du Pont de Nemours & Co.	3,578	226,845
Eastman Chemical Co.	586	42,292
Ecolab, Inc.	1,043	125,525
FMC Corp.	522	21,251
Freeport-McMoRan, Inc.	4,114	48,422

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	October 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Materials, Continued
International Flavors & Fragrances, Inc.	322	37,371
International Paper Co.	1,652	70,524
LyondellBasell Industries NV, Class A	1,455	135,184
Martin Marietta Materials, Inc.	242	37,546
Monsanto Co.	1,843	171,804
Newmont Mining Corp.	2,090	40,671
Nucor Corp.	1,263	53,425
Owens-Illinois, Inc. *	660	14,223
PPG Industries, Inc.	1,075	112,080
Praxair, Inc.	1,140	126,643
Sealed Air Corp.	814	39,984
Sherwin-Williams Co.	314	83,785
Sigma-Aldrich Corp.	472	65,948
The Dow Chemical Co.	4,591	237,216
The Mosaic Co.	1,227	41,460
Vulcan Materials Co.	518	50,029
WestRock Co.	1,028	55,265
		2,120,432
Telecommunication Services 2.4%
AT&T, Inc.	24,281	813,656
CenturyLink, Inc.	2,228	62,852
Frontier Communications Corp.	4,558	23,428
Level 3 Communications, Inc. *	1,116	56,860
Verizon Communications, Inc.	16,009	750,502
		1,707,298
Utilities 3.0%
AES Corp.	2,697	29,532
AGL Resources, Inc.	480	30,000
Ameren Corp.	967	42,239
American Electric Power Co., Inc.	1,940	109,901
CenterPoint Energy, Inc.	1,728	32,054
CMS Energy Corp.	1,095	39,497
Consolidated Edison, Inc.	1,163	76,467
Dominion Resources, Inc.	2,354	168,146
DTE Energy Co.	707	57,684
Duke Energy Corp.	2,733	195,328
Edison International	1,287	77,889
Entergy Corp.	712	48,530
Eversource Energy	1,258	64,083
Exelon Corp.	3,402	94,984
FirstEnergy Corp.	1,676	52,291
NextEra Energy, Inc.	1,770	181,708
NiSource, Inc.	1,257	24,084
NRG Energy, Inc.	1,318	16,989
Pepco Holdings, Inc.	1,000	26,630
PG&E Corp.	1,897	101,300
Pinnacle West Capital Corp.	428	27,182

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Utilities, Continued
PPL Corp.	2,636	90,678
Public Service Enterprise Group, Inc.	1,999	82,539
SCANA Corp.	556	32,926
Sempra Energy	915	93,705
Southern Co.	3,589	161,864
TECO Energy, Inc.	929	25,083
WEC Energy Group, Inc.	1,255	64,708
Xcel Energy, Inc.	2,016	71,830
		2,119,851
TOTAL COMMON STOCKS (Cost $67,296,099)		72,224,830

TOTAL INVESTMENTS (Cost $67,296,099) - 101.7%		72,224,830
Other Net Assets (Liabilities):
Written Call Options (1.8)%		(1,247,965)
Other Net Assets 0.1%		87,280
Total Other Net Assets (Liabilities) (1.7)%		(1,160,685)
NET ASSETS 100.0%		$71,064,145

*	Non-income producing security
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of October 31, 2015:

	Value	% of Net Assets
Information Technology	$15,123,854	21.4%
Financials	11,628,269	16.4%
Health Care	10,532,955	14.8%
Consumer Discretionary	9,486,541	13.3%
Industrials	7,385,028	10.4%
Consumer Staples	6,982,533	9.8%
Energy	5,138,069	7.2%
Materials	2,120,432	3.0%
Utilities	2,119,851	3.0%
Telecommunication Services	1,707,298	2.4%
Written Call Options	(1,247,965)	(1.8)%
Other Net Assets	87,280	0.1%
Total	$71,064,145	100.0%

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS	October 31, 2015 (Unaudited)

Number of Contracts		Value ($)
Written Call Options (1.8)%
(24)	3M Co., Strike @ 155.00 Exp 11/20/15	(8,819)
(58)	Abbott Laboratories, Strike @ 44.00 Exp 11/20/15	(8,119)
(65)	AbbVie, Inc., Strike @ 60.00 Exp 11/20/15	(11,212)
(19)	Accenture PLC, Strike @ 105.00 Exp 11/20/15	(6,269)
(8)	ACE, Ltd., Strike @ 110.00 Exp 11/20/15	(3,639)
(19)	Activision Blizzard, Inc., Strike @ 36.00 Exp 11/20/15	(1,824)
(12)	Adobe Systems, Inc., Strike @ 90.00 Exp 11/20/15	(1,554)
(2)	Advance Auto Parts, Inc., Strike @ 200.00 Exp 11/20/15	(1,160)
(20)	AES Corp., Strike @ 11.00 Exp 11/20/15	(600)
(13)	Aetna, Inc., Strike @ 120.00 Exp 11/20/15	(2,275)
(2)	Affiliated Managers Group, Strike @ 185.00 Exp 11/20/15	(540)
(13)	AFLAC, Inc., Strike @ 62.50 Exp 11/20/15	(2,217)
(10)	Agilent Technologies, Inc., Strike @ 37.50 Exp 11/20/15	(1,365)
(7)	Air Products & Chemicals, Inc., Strike @ 145.00 Exp 11/20/15	(805)
(2)	Airgas, Inc., Strike @ 95.00 Exp 11/20/15	(495)
(8)	Alexion Pharmaceuticals, Inc., Strike @ 175.00 Exp 11/20/15	(5,560)
(3)	Allegion PLC, Strike @ 65.00 Exp 11/20/15	(465)
(15)	Allergan PLC, Strike @ 300.00 Exp 11/20/15	(27,374)
(2)	Alliance Data Systems Corp., Strike @ 290.00 Exp 11/20/15	(2,200)
(12)	Allstate Corp., Strike @ 62.50 Exp 11/20/15	(1,290)
(11)	Alphabet, Inc., Class A, Strike @ 740.00 Exp 11/20/15	(13,639)
(11)	Alphabet, Inc., Class C, Strike @ 710.00 Exp 11/20/15	(14,959)
(59)	Altria Group, Inc., Strike @ 60.00 Exp 11/20/15	(7,404)
(15)	Amazon.com, Inc., Strike @ 620.00 Exp 11/20/15	(26,174)
(7)	Ameren Corp., Strike @ 45.00 Exp 11/20/15	(245)
(27)	American Airlines Group, Inc., Strike @ 47.00 Exp 11/20/15	(2,808)
(30)	American Express Co., Strike @ 80.00 Exp 11/20/15	(165)
(30)	American International Group, Inc., Strike @ 60.00 Exp 11/20/15	(10,274)
(11)	American Tower Corp., Strike @ 97.50 Exp 11/20/15	(5,665)
(7)	Ameriprise Financial, Inc., Strike @ 115.00 Exp 11/20/15	(1,803)
(8)	AmerisourceBergen Corp., Strike @ 100.00 Exp 11/20/15	(820)
(6)	AMETEK, Inc., Strike @ 55.00 Exp 11/20/15	(615)
(30)	Amgen, Inc., Strike @ 160.00 Exp 11/20/15	(8,759)
(10)	Amphenol Corp., Strike @ 55.00 Exp 11/20/15	(625)
(20)	Anadarko Petroleum Corp., Strike @ 77.50 Exp 11/20/15	(380)
(12)	Analog Devices, Inc., Strike @ 65.00 Exp 11/20/15	(600)
(10)	Anthem, Inc., Strike @ 155.00 Exp 11/20/15	(330)
(11)	AON PLC, Strike @ 95.00 Exp 11/20/15	(935)
(14)	Apache Corp., Strike @ 50.00 Exp 11/20/15	(1,071)
(4)	Apartment Investment & Management Co., Strike @ 40.00 Exp 11/20/15	(270)
(150)	Apple, Inc., Strike @ 115.00 Exp 11/20/15	(78,749)
(25)	Applied Materials, Inc., Strike @ 16.00 Exp 11/20/15	(2,513)
(24)	Archer-Daniels-Midland Co., Strike @ 47.00 Exp 11/20/15	(1,104)
(2)	Assurant, Inc., Strike @ 82.50 Exp 11/20/15	(225)
(132)	AT&T, Inc., Strike @ 34.00 Exp 11/20/15	(2,904)
(7)	Autodesk, Inc., Strike @ 55.00 Exp 11/20/15	(1,369)
(11)	Automatic Data Processing, Inc., Strike @ 87.50 Exp 11/20/15	(1,403)
(2)	AutoNation, Inc., Strike @ 65.00 Exp 11/20/15	(125)
(1)	AutoZone, Inc., Strike @ 770.00 Exp 11/20/15	(2,180)
(8)	Avago Technologies, Ltd., Strike @ 130.00 Exp 11/20/15	(2,140)
(3)	AvalonBay Communities, Inc., Strike @ 185.00 Exp 11/20/15	(98)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2015 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(2)	Avery Dennison Corp., Strike @ 60.00 Exp 11/20/15	(1,080)
(17)	Baker Hughes, Inc., Strike @ 60.00 Exp 11/20/15	(425)
(5)	Ball Corp., Strike @ 70.00 Exp 11/20/15	(550)
(43)	Bank of New York Mellon Corp., Strike @ 42.00 Exp 11/20/15	(2,924)
(21)	Baxalta, Inc., Strike @ 37.50 Exp 11/20/15	(945)
(15)	Baxter International, Inc., Strike @ 35.00 Exp 11/20/15	(4,013)
(31)	BB&T Corp., Strike @ 38.00 Exp 11/20/15	(822)
(5)	Becton Dickinson & Co., Strike @ 140.00 Exp 11/20/15	(2,225)
(6)	Bed Bath & Beyond, Inc., Strike @ 60.00 Exp 11/20/15	(630)
(43)	Berkshire Hathaway, Inc., Strike @ 135.00 Exp 11/20/15	(13,996)
(11)	Best Buy Co., Inc., Strike @ 38.00 Exp 11/20/15	(402)
(9)	Biogen, Inc., Strike @ 295.00 Exp 11/20/15	(6,434)
(5)	BlackRock, Inc., Strike @ 340.00 Exp 11/20/15	(7,349)
(6)	BorgWarner, Inc., Strike @ 45.00 Exp 11/20/15	(225)
(5)	Boston Properties, Inc., Strike @ 125.00 Exp 11/20/15	(1,450)
(52)	Boston Scientific Corp., Strike @ 18.00 Exp 11/20/15	(3,016)
(65)	Bristol-Myers Squibb Co., Strike @ 67.50 Exp 11/20/15	(5,460)
(21)	Broadcom Corp., Strike @ 55.00 Exp 11/20/15	(368)
(2)	C.R. Bard, Inc., Strike @ 200.00 Exp 11/20/15	(115)
(14)	Cabot Oil & Gas Corp., Strike @ 25.00 Exp 11/20/15	(280)
(7)	Cameron International Corp., Strike @ 70.00 Exp 11/20/15	(508)
(4)	Campbell Soup Co., Strike @ 50.00 Exp 11/20/15	(650)
(21)	Capital One Financial Corp., Strike @ 77.50 Exp 11/20/15	(4,767)
(12)	Cardinal Health, Inc., Strike @ 82.50 Exp 11/20/15	(2,250)
(8)	CarMax, Inc., Strike @ 60.00 Exp 11/20/15	(740)
(17)	Carnival Corp., Strike @ 55.00 Exp 11/20/15	(1,105)
(23)	Caterpillar, Inc., Strike @ 72.50 Exp 11/20/15	(4,692)
(11)	CBRE Group, Inc., Strike @ 36.00 Exp 11/20/15	(2,118)
(14)	CBS Corp., Strike @ 45.00 Exp 11/20/15	(3,724)
(31)	Celgene Corp., Strike @ 125.00 Exp 11/20/15	(9,764)
(12)	CenterPoint Energy, Inc., Strike @ 19.00 Exp 11/20/15	(210)
(19)	CenturyLink, Inc., Strike @ 28.00 Exp 11/20/15	(1,710)
(6)	Cerner Corp., Strike @ 65.00 Exp 11/20/15	(1,710)
(9)	CF Industries Holdings, Inc., Strike @ 58.00 Exp 11/20/15	(189)
(73)	Chevron Corp., Strike @ 95.00 Exp 11/20/15	(3,760)
(1)	Chipotle Mexican Grill, Inc., Strike @ 785.00 Exp 11/20/15	(25)
(8)	CIGNA Corp., Strike @ 145.00 Exp 11/20/15	(580)
(3)	Cimarex Energy Co., Strike @ 130.00 Exp 11/20/15	(248)
(5)	Cincinnati Financial Corp., Strike @ 60.00 Exp 11/20/15	(613)
(3)	Cintas Corp., Strike @ 95.00 Exp 11/20/15	(120)
(148)	Cisco Systems, Inc., Strike @ 29.00 Exp 11/20/15	(10,951)
(119)	Citigroup, Inc., Strike @ 55.00 Exp 11/20/15	(4,225)
(6)	Citrix Systems, Inc., Strike @ 80.00 Exp 11/20/15	(2,190)
(5)	Clorox Co., Strike @ 125.00 Exp 11/20/15	(463)
(13)	CME Group, Inc., Strike @ 92.50 Exp 11/20/15	(4,095)
(10)	Coach, Inc., Strike @ 32.00 Exp 11/20/15	(500)
(130)	Coca-Cola Co., Strike @ 43.00 Exp 11/20/15	(3,900)
(8)	Coca-Cola Enterprises, Inc., Strike @ 55.00 Exp 11/20/15	(220)
(17)	Cognizant Technology Solutions Corp., Strike @ 67.50 Exp 11/20/15	(4,463)
(22)	Colgate-Palmolive Co., Strike @ 67.50 Exp 11/20/15	(1,298)
(12)	Columbia Pipeline Group, Inc., Strike @ 22.50 Exp 11/20/15	(180)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2015 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(60)	Comcast Corp., Class A, Strike @ 62.50 Exp 11/20/15	(7,559)
(14)	Comcast Corp., Special Class A, Strike @ 65.00 Exp 11/20/15	(490)
(7)	Comerica, Inc., Strike @ 46.00 Exp 11/20/15	(284)
(5)	Computer Sciences Corp., Strike @ 67.50 Exp 11/20/15	(888)
(14)	ConAgra Foods, Inc., Strike @ 43.00 Exp 11/20/15	(490)
(40)	ConocoPhillips, Inc., Strike @ 57.50 Exp 11/20/15	(1,080)
(7)	Consolidated Edison, Inc., Strike @ 67.50 Exp 11/20/15	(245)
(6)	Constellation Brands, Inc., Strike @ 140.00 Exp 11/20/15	(270)
(49)	Corning, Inc., Strike @ 18.00 Exp 11/20/15	(3,847)
(14)	Costco Wholesale Corp., Strike @ 155.00 Exp 11/20/15	(5,985)
(13)	Crown Castle International Corp., Strike @ 85.00 Exp 11/20/15	(2,048)
(39)	CSX Corp., Strike @ 29.00 Exp 11/20/15	(527)
(6)	Cummins, Inc., Strike @ 115.00 Exp 11/20/15	(30)
(28)	CVS Health Corp., Strike @ 105.00 Exp 11/20/15	(574)
(1)	D&B Corp., Strike @ 115.00 Exp 11/20/15	(268)
(13)	D.R. Horton, Inc., Strike @ 32.00 Exp 11/20/15	(345)
(23)	Danaher Corp., Strike @ 92.50 Exp 11/20/15	(4,888)
(4)	Darden Restaurants, Inc., Strike @ 67.50 Exp 11/20/15	(160)
(5)	DaVita Healthcare Partners, Inc., Strike @ 77.50 Exp 11/20/15	(875)
(12)	Deere & Co., Strike @ 80.00 Exp 11/20/15	(1,278)
(11)	Delphi Automotive PLC, Strike @ 85.00 Exp 11/20/15	(1,320)
(22)	Delta Air Lines, Inc., Strike @ 50.00 Exp 11/20/15	(3,982)
(5)	DENTSPLY International, Inc., Strike @ 60.00 Exp 11/20/15	(900)
(11)	Devon Energy Corp., Strike @ 47.50 Exp 11/20/15	(215)
(1)	Diamond Offshore Drilling, Inc., Strike @ 20.00 Exp 11/20/15	(100)
(14)	Discover Financial Services, Inc., Strike @ 57.50 Exp 11/20/15	(630)
(5)	Discovery Communications, Inc., Class A, Strike @ 30.00 Exp 11/20/15	(375)
(11)	Dollar General Corp., Strike @ 70.00 Exp 11/20/15	(605)
(6)	Dollar Tree, Inc., Strike @ 65.00 Exp 11/20/15	(1,440)
(23)	Dominion Resources, Inc., Strike @ 75.00 Exp 11/20/15	(230)
(5)	Dover Corp., Strike @ 60.00 Exp 11/20/15	(2,350)
(5)	Dr. Pepper Snapple Group, Inc., Strike @ 85.00 Exp 11/20/15	(2,550)
(6)	DTE Energy Co., Strike @ 85.00 Exp 11/20/15	(165)
(22)	Duke Energy Corp., Strike @ 75.00 Exp 11/20/15	(275)
(11)	E*Trade Financial Corp., Strike @ 28.00 Exp 11/20/15	(1,271)
(21)	E.I. Du Pont de Nemours & Co., Strike @ 57.50 Exp 11/20/15	(12,914)
(5)	Eastman Chemical Co., Strike @ 72.50 Exp 11/20/15	(800)
(14)	Eaton Corp. PLC, Strike @ 52.50 Exp 11/20/15	(5,250)
(25)	eBay, Inc., Strike @ 25.00 Exp 11/20/15	(7,449)
(10)	Ecolab, Inc., Strike @ 125.00 Exp 11/20/15	(1,050)
(4)	Edwards Lifesciences Corp., Strike @ 160.00 Exp 11/20/15	(1,300)
(9)	Electronic Arts, Inc., Strike @ 75.00 Exp 11/20/15	(1,103)
(38)	Eli Lilly & Co., Strike @ 85.00 Exp 11/20/15	(1,995)
(26)	Emerson Electric Co., Strike @ 49.00 Exp 11/20/15	(1,885)
(7)	ENDO International PLC, Strike @ 75.00 Exp 11/20/15	(263)
(9)	Ensco PLC, Strike @ 19.00 Exp 11/20/15	(180)
(4)	Entergy Corp., Strike @ 70.00 Exp 11/20/15	(130)
(21)	EOG Resources, Inc., Strike @ 92.50 Exp 11/20/15	(1,155)
(4)	Equifax, Inc., Strike @ 110.00 Exp 11/20/15	(270)
(1)	Equinix, Inc., Strike @ 290.00 Exp 11/20/15	(1,055)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2015 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(5)	Equities Corp., Strike @ 80.00 Exp 11/20/15	(88)
(10)	Equity Residential, Strike @ 80.00 Exp 11/20/15	(400)
(2)	Essex Property Trust, Inc., Strike @ 240.00 Exp 11/20/15	(480)
(8)	Estee Lauder Cos., Strike @ 90.00 Exp 11/20/15	(260)
(12)	Eversource Energy, Strike @ 55.00 Exp 11/20/15	(150)
(3)	Expedia, Inc., Strike @ 135.00 Exp 11/20/15	(1,425)
(17)	Express Scripts Holding, Inc., Strike @ 87.50 Exp 11/20/15	(3,162)
(136)	Exxon Mobil Corp., Strike @ 85.00 Exp 11/20/15	(7,343)
(2)	F5 Networks, Inc., Strike @ 125.00 Exp 11/20/15	(18)
(60)	Facebook, Inc., Strike @ 100.00 Exp 11/20/15	(30,449)
(10)	Fastenal Co., Strike @ 39.00 Exp 11/20/15	(925)
(10)	FedEx Corp., Strike @ 160.00 Exp 11/20/15	(1,380)
(11)	Fidelity National Information Services, Inc., Strike @ 75.00 Exp 11/20/15	(935)
(32)	Fifth Third BanCorp, Strike @ 20.00 Exp 11/20/15	(320)
(3)	First Solar, Inc., Strike @ 57.50 Exp 11/20/15	(641)
(9)	Fiserv, Inc., Strike @ 95.00 Exp 11/20/15	(2,363)
(5)	FLIR Systems, Inc., Strike @ 29.00 Exp 11/20/15	(50)
(5)	Flowserve Corp., Strike @ 45.00 Exp 11/20/15	(1,088)
(5)	Fluor Corp., Strike @ 50.00 Exp 11/20/15	(238)
(4)	FMC Corp., Strike @ 40.00 Exp 11/20/15	(690)
(1)	Fossil Group, Inc., Strike @ 60.00 Exp 11/20/15	(125)
(15)	Franklin Resources, Inc., Strike @ 40.00 Exp 11/20/15	(1,913)
(35)	Freeport-McMoRan, Inc., Strike @ 14.00 Exp 11/20/15	(368)
(4)	GameStop Corp., Strike @ 47.00 Exp 11/20/15	(436)
(9)	Gap, Inc., Strike @ 28.00 Exp 11/20/15	(522)
(2)	Garmin, Ltd., Strike @ 32.50 Exp 11/20/15	(632)
(9)	General Dynamics Corp., Strike @ 145.00 Exp 11/20/15	(4,545)
(202)	General Electric Co., Strike @ 29.00 Exp 11/20/15	(10,604)
(15)	General Growth Properties, Inc., Strike @ 28.00 Exp 11/20/15	(2,040)
(15)	General Mills, Inc., Strike @ 57.50 Exp 11/20/15	(1,905)
(57)	General Motors Co., Strike @ 35.00 Exp 11/20/15	(4,304)
(4)	Genuine Parts Co., Strike @ 85.00 Exp 11/20/15	(2,480)
(35)	Gilead Sciences, Inc., Strike @ 105.00 Exp 11/20/15	(16,712)
(12)	Goldman Sachs Group, Inc., Strike @ 190.00 Exp 11/20/15	(2,892)
(9)	Goodyear Tire & Rubber Co., Strike @ 34.00 Exp 11/20/15	(315)
(9)	H&R Block, Inc., Strike @ 37.00 Exp 11/20/15	(833)
(33)	Halliburton Co., Strike @ 42.00 Exp 11/20/15	(479)
(15)	Hanesbrands, Inc., Strike @ 31.00 Exp 11/20/15	(2,063)
(2)	Harman International Industries, Inc., Strike @ 115.00 Exp 11/20/15	(325)
(4)	Harris Corp., Strike @ 80.00 Exp 11/20/15	(700)
(16)	Hartford Financial Services Group, Inc., Strike @ 49.00 Exp 11/20/15	(336)
(4)	Hasbro, Inc., Strike @ 80.00 Exp 11/20/15	(240)
(12)	HCA Holdings, Inc., Strike @ 77.50 Exp 11/20/15	(90)
(9)	Health Care REIT, Inc., Strike @ 70.00 Exp 11/20/15(a)	(68)
(3)	Helmerich & Payne, Inc., Strike @ 60.00 Exp 11/20/15	(255)
(3)	Henry Schein, Inc., Strike @ 150.00 Exp 11/20/15	(1,290)
(9)	Hess Corp., Strike @ 65.00 Exp 11/20/15	(95)
(71)	Hewlett-Packard Co., Strike @ 31.00 Exp 11/20/15	(710)
(30)	Honeywell International, Inc., Strike @ 100.00 Exp 11/20/15	(11,624)
(5)	Hormel Foods Corp., Strike @ 70.00 Exp 11/20/15	(163)
(5)	Humana, Inc., Strike @ 195.00 Exp 11/20/15	(325)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2015 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(22)	Huntington Bancshares, Inc., Strike @ 11.00 Exp 11/20/15	(506)
(13)	Illinois Tool Works, Inc., Strike @ 87.50 Exp 11/20/15	(6,369)
(7)	Ingersoll-Rand PLC, Strike @ 55.00 Exp 11/20/15	(3,395)
(187)	Intel Corp., Strike @ 34.00 Exp 11/20/15	(11,032)
(4)	Intercontinental Exchange, Inc., Strike @ 250.00 Exp 11/20/15	(2,800)
(35)	International Business Machines Corp., Strike @ 155.00 Exp 11/20/15	(123)
(2)	International Flavors & Fragrances, Inc., Strike @ 115.00 Exp 11/20/15	(700)
(16)	International Paper Co., Strike @ 44.00 Exp 11/20/15	(688)
(7)	Intuit, Inc., Strike @ 95.00 Exp 11/20/15	(3,185)
(1)	Intuitive Surgical, Inc., Strike @ 505.00 Exp 11/20/15	(850)
(12)	Invesco, Ltd., Strike @ 33.00 Exp 11/20/15	(930)
(6)	Iron Mountain, Inc., Strike @ 32.50 Exp 11/20/15	(75)
(3)	J.B. Hunt Transport Services, Inc., Strike @ 80.00 Exp 11/20/15	(113)
(4)	Jacobs Engineering Group, Inc., Strike @ 42.50 Exp 11/20/15	(90)
(86)	Johnson & Johnson, Strike @ 100.00 Exp 11/20/15	(16,769)
(26)	Johnson Controls, Inc., Strike @ 46.00 Exp 11/20/15	(1,430)
(145)	JPMorgan Chase & Co., Strike @ 65.00 Exp 11/20/15	(11,019)
(13)	Juniper Networks, Inc., Strike @ 32.00 Exp 11/20/15	(631)
(6)	Kellogg Co., Strike @ 70.00 Exp 11/20/15	(1,050)
(4)	Keurig Green Mountain, Inc., Strike @ 60.00 Exp 11/20/15	(434)
(12)	Kimberly-Clark Corp., Strike @ 120.00 Exp 11/20/15	(2,100)
(5)	KLA-Tencor Corp., Strike @ 55.00 Exp 11/20/15	(6,275)
(6)	Kohl's Corp., Strike @ 47.50 Exp 11/20/15	(825)
(22)	Kroger Co., Strike @ 37.50 Exp 11/20/15	(2,145)
(8)	L Brands, Inc., Strike @ 100.00 Exp 11/20/15	(700)
(3)	L-3 Communications Holdings, Inc., Strike @ 115.00 Exp 11/20/15	(3,780)
(3)	Laboratory Corp. of America Holdings, Strike @ 120.00 Exp 11/20/15	(1,290)
(5)	Lam Research Corp., Strike @ 72.50 Exp 11/20/15	(2,525)
(3)	Legg Mason, Inc., Strike @ 46.00 Exp 11/20/15	(165)
(4)	Leggett & Platt, Inc., Strike @ 45.00 Exp 11/20/15	(380)
(6)	Lennar Corp., Strike @ 52.50 Exp 11/20/15	(270)
(9)	Leucadia National Corp., Strike @ 21.00 Exp 11/20/15	(180)
(11)	Level 3 Communications, Inc., Strike @ 50.00 Exp 11/20/15	(2,008)
(10)	Lincoln National Corp., Strike @ 52.50 Exp 11/20/15	(1,845)
(9)	Linear Technology Corp., Strike @ 47.00 Exp 11/20/15	(405)
(8)	Lockheed Martin Corp., Strike @ 215.00 Exp 11/20/15	(5,320)
(29)	Lowe's Cos., Inc., Strike @ 75.00 Exp 11/20/15	(3,408)
(14)	LyondellBasell Industries NV, Strike @ 100.00 Exp 11/20/15	(385)
(5)	M&T Bank Corp., Strike @ 125.00 Exp 11/20/15	(400)
(12)	Macy's, Inc., Strike @ 55.00 Exp 11/20/15	(1,308)
(4)	Mallinckrodt PLC, Strike @ 75.00 Exp 11/20/15	(550)
(26)	Marathon Oil Corp., Strike @ 21.00 Exp 11/20/15	(429)
(16)	Marathon Petroleum Corp., Strike @ 52.50 Exp 11/20/15	(1,920)
(7)	Marriott International, Inc., Strike @ 77.50 Exp 11/20/15	(1,050)
(16)	Marsh & McLennan Cos., Inc., Strike @ 55.00 Exp 11/20/15	(2,040)
(2)	Martin Marietta Materials, Inc., Strike @ 160.00 Exp 11/20/15	(760)
(13)	Masco Corp., Strike @ 28.00 Exp 11/20/15	(1,820)
(31)	MasterCard, Inc., Strike @ 100.00 Exp 11/20/15	(4,061)
(13)	Mattel, Inc., Strike @ 26.00 Exp 11/20/15	(260)
(4)	McCormick & Co., Inc., Strike @ 85.00 Exp 11/20/15	(380)
(37)	McDonald's Corp., Strike @ 110.00 Exp 11/20/15	(13,874)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2015 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(10)	McGraw-Hill Cos., Inc., Strike @ 97.50 Exp 11/20/15	(650)
(7)	McKesson Corp., Strike @ 200.00 Exp 11/20/15	(193)
(8)	Mead Johnson Nutrition Co., Strike @ 80.00 Exp 11/20/15	(2,880)
(55)	Medtronic PLC, Strike @ 77.50 Exp 11/20/15	(1,045)
(77)	Merck & Co., Inc., Strike @ 52.50 Exp 11/20/15	(19,480)
(34)	MetLife, Inc., Strike @ 50.00 Exp 11/20/15	(3,944)
(7)	Michael Kors Holdings, Ltd., Strike @ 45.00 Exp 11/20/15	(315)
(8)	Microchip Technology, Inc., Strike @ 50.00 Exp 11/20/15	(700)
(42)	Micron Technology, Inc., Strike @ 20.00 Exp 11/20/15	(147)
(254)	Microsoft Corp., Strike @ 49.00 Exp 11/20/15	(95,249)
(2)	Mohawk Industries, Inc., Strike @ 200.00 Exp 11/20/15	(860)
(6)	Molson Coors Brewing Co., Strike @ 92.50 Exp 11/20/15	(465)
(64)	Mondelez International, Inc., Strike @ 48.00 Exp 11/20/15	(2,432)
(18)	Monsanto Co., Strike @ 95.00 Exp 11/20/15	(1,665)
(5)	Monster Beverage Corp., Strike @ 140.00 Exp 11/20/15	(2,075)
(6)	Moody's Corp., Strike @ 105.00 Exp 11/20/15	(78)
(47)	Morgan Stanley, Strike @ 35.00 Exp 11/20/15	(682)
(6)	Motorola Solutions, Inc., Strike @ 72.50 Exp 11/20/15	(873)
(5)	Murphy Oil Corp., Strike @ 30.00 Exp 11/20/15	(263)
(15)	Mylan NV, Strike @ 47.50 Exp 11/20/15	(1,605)
(15)	National-Oilwell Varco, Inc., Strike @ 42.50 Exp 11/20/15	(180)
(9)	Navient Corp., Strike @ 12.50 Exp 11/20/15	(990)
(11)	NetApp, Inc., Strike @ 37.00 Exp 11/20/15	(297)
(16)	Netflix.com, Inc., Strike @ 110.00 Exp 11/20/15	(5,320)
(8)	Newell Rubbermaid, Inc., Strike @ 44.00 Exp 11/20/15	(240)
(6)	Newfield Exploration Co., Strike @ 44.00 Exp 11/20/15	(240)
(20)	Newmont Mining Corp., Strike @ 21.00 Exp 11/20/15	(560)
(12)	News Corp., Class A, Strike @ 15.00 Exp 11/20/15	(900)
(3)	News Corp., Strike @ 15.00 Exp 11/20/15	(233)
(12)	NextEra Energy, Inc., Strike @ 105.00 Exp 11/20/15	(690)
(14)	Nielsen Holdings PLC, Strike @ 50.00 Exp 11/20/15	(455)
(26)	Nike, Inc., Class B, Strike @ 135.00 Exp 11/20/15	(2,392)
(12)	NiSource, Inc., Strike @ 20.00 Exp 11/20/15	(150)
(11)	Noble Energy, Inc., Strike @ 37.50 Exp 11/20/15	(935)
(5)	Nordstrom, Inc., Strike @ 70.15 Exp 11/20/15	(215)
(11)	Norfolk Southern Corp., Strike @ 82.50 Exp 11/20/15	(743)
(5)	Northern Trust Corp., Strike @ 70.00 Exp 11/20/15	(850)
(7)	Northrop Grumman Corp., Strike @ 185.00 Exp 11/20/15	(3,745)
(12)	Nucor Corp., Strike @ 45.00 Exp 11/20/15	(186)
(20)	NVIDIA Corp., Strike @ 30.00 Exp 11/20/15	(1,330)
(30)	Occidental Petroleum Corp., Strike @ 77.50 Exp 11/20/15	(1,770)
(8)	Omnicom Group, Inc., Strike @ 75.00 Exp 11/20/15	(1,180)
(6)	ONEOK, Inc., Strike @ 40.00 Exp 11/20/15	(60)
(127)	Oracle Corp., Strike @ 39.00 Exp 11/20/15	(7,556)
(3)	O'Reilly Automotive, Inc., Strike @ 270.00 Exp 11/20/15	(2,790)
(14)	PACCAR, Inc., Strike @ 55.00 Exp 11/20/15	(455)
(5)	Parker Hannifin Corp., Strike @ 105.00 Exp 11/20/15	(1,025)
(3)	Patterson Cos., Inc., Strike @ 48.00 Exp 11/20/15	(210)
(6)	Paychex, Inc., Strike @ 50.00 Exp 11/20/15	(1,155)
(26)	PayPal Holdings, Inc., Strike @ 35.00 Exp 11/20/15	(4,680)
(7)	Pentair PLC, Strike @ 60.00 Exp 11/20/15	(123)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2015 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(10)	People's United Financial, Inc., Strike @ 16.00 Exp 11/20/15	(250)
(32)	PepsiCo, Inc., Strike @ 100.00 Exp 11/20/15	(9,215)
(4)	PerkinElmer, Inc., Strike @ 50.00 Exp 11/20/15	(1,020)
(5)	Perrigo Co. PLC, Strike @ 175.00 Exp 11/20/15	(888)
(190)	Pfizer, Inc., Strike @ 35.00 Exp 11/20/15	(6,270)
(13)	PG&E Corp., Strike @ 55.00 Exp 11/20/15	(618)
(30)	Philip Morris International, Strike @ 87.50 Exp 11/20/15	(5,595)
(18)	Phillips 66, Strike @ 87.50 Exp 11/20/15	(5,355)
(5)	Pioneer Natural Resources Co., Strike @ 150.00 Exp 11/20/15	(650)
(7)	Plum Creek Timber Co., Inc., Strike @ 42.00 Exp 11/20/15	(63)
(16)	PNC Financial Services Group, Strike @ 90.00 Exp 11/20/15	(3,072)
(2)	Polo Ralph Lauren Corp., Strike @ 125.00 Exp 11/20/15	(100)
(10)	PPG Industries, Inc., Strike @ 105.00 Exp 11/20/15	(1,725)
(19)	PPL Corp., Strike @ 35.00 Exp 11/20/15	(475)
(11)	Praxair, Inc., Strike @ 115.00 Exp 11/20/15	(578)
(7)	Principal Financial Group, Inc., Strike @ 50.00 Exp 11/20/15	(858)
(57)	Procter & Gamble Co., Strike @ 75.00 Exp 11/20/15	(11,086)
(16)	Progressive Corp., Strike @ 33.00 Exp 11/20/15	(1,000)
(20)	Prologis, Inc., Strike @ 43.00 Exp 11/20/15	(1,200)
(17)	Prudential Financial, Inc., Strike @ 82.50 Exp 11/20/15	(3,774)
(19)	Public Service Enterprise Group, Inc., Strike @ 45.00 Exp 11/20/15	(285)
(5)	Public Storage, Strike @ 230.00 Exp 11/20/15	(1,725)
(10)	Pulte Group, Inc., Strike @ 20.00 Exp 11/20/15	(50)
(3)	PVH Corp., Strike @ 105.00 Exp 11/20/15	(60)
(5)	Qorvo, Inc., Strike @ 55.00 Exp 11/20/15	(138)
(62)	Qualcomm, Inc., Strike @ 62.50 Exp 11/20/15	(3,782)
(3)	Quest Diagnostics, Inc., Strike @ 65.00 Exp 11/20/15	(1,110)
(5)	Range Resources Corp., Strike @ 37.50 Exp 11/20/15	(163)
(11)	Raytheon Co., Strike @ 115.00 Exp 11/20/15	(4,043)
(9)	Realty Income Corp., Strike @ 50.00 Exp 11/20/15	(473)
(6)	Red Hat, Inc., Strike @ 80.00 Exp 11/20/15	(885)
(2)	Regeneron Pharmaceuticals, Inc., Strike @ 565.00 Exp 11/20/15	(3,570)
(7)	Republic Services, Inc., Strike @ 44.00 Exp 11/20/15	(368)
(26)	Reynolds American, Inc., Strike @ 48.75 Exp 11/20/15	(1,820)
(4)	Robert Half International, Inc., Strike @ 55.00 Exp 11/20/15	(90)
(5)	Rockwell Automation, Inc., Strike @ 110.00 Exp 11/20/15	(1,325)
(4)	Rockwell Collins, Inc., Strike @ 85.00 Exp 11/20/15	(1,110)
(3)	Roper Technologies, Inc., Strike @ 180.00 Exp 11/20/15	(2,340)
(13)	Ross Stores, Inc., Strike @ 52.50 Exp 11/20/15	(1,008)
(6)	Royal Caribbean Cruises, Ltd., Strike @ 97.50 Exp 11/20/15	(1,794)
(2)	Ryder System, Inc., Strike @ 77.50 Exp 11/20/15	(45)
(24)	Salesforce.com, Inc., Strike @ 85.00 Exp 11/20/15	(3,312)
(8)	SanDisk Corp., Strike @ 77.50 Exp 11/20/15	(780)
(5)	SCANA Corp., Strike @ 60.00 Exp 11/20/15	(313)
(50)	Schlumberger, Ltd., Strike @ 80.00 Exp 11/20/15	(5,300)
(3)	Scripps Networks Interactive, Inc., Strike @ 60.00 Exp 11/20/15	(555)
(11)	Seagate Technology PLC, Strike @ 44.00 Exp 11/20/15	(94)
(5)	Sealed Air Corp., Strike @ 50.00 Exp 11/20/15	(350)
(9)	Sempra Energy, Strike @ 105.00 Exp 11/20/15	(473)
(3)	Sherwin-Williams Co., Strike @ 250.00 Exp 11/20/15	(5,625)
(2)	Signet Jewelers, Ltd., Strike @ 150.00 Exp 11/20/15	(740)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2015 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(7)	Simon Property Group, Inc., Strike @ 200.00 Exp 11/20/15	(3,150)
(5)	Skyworks Solutions, Inc., Strike @ 85.00 Exp 11/20/15	(700)
(3)	SL Green Realty Corp., Strike @ 120.00 Exp 11/20/15	(458)
(2)	Snap-on, Inc., Strike @ 165.00 Exp 11/20/15	(680)
(30)	Southern Co., Strike @ 47.00 Exp 11/20/15	(150)
(26)	Southwest Airlines Co., Strike @ 44.00 Exp 11/20/15	(7,214)
(15)	Southwestern Energy Co., Strike @ 15.00 Exp 11/20/15	(98)
(8)	St. Jude Medical, Inc., Strike @ 70.00 Exp 11/20/15	(40)
(4)	Stanley Black & Decker, Inc., Strike @ 100.00 Exp 11/20/15	(2,800)
(25)	Staples, Inc., Strike @ 14.00 Exp 11/20/15	(813)
(57)	Starbucks Corp., Strike @ 62.50 Exp 11/20/15	(7,666)
(6)	Starwood Hotels & Resorts Worldwide, Inc., Strike @ 72.50 Exp 11/20/15	(4,890)
(16)	State Street Corp., Strike @ 72.50 Exp 11/20/15	(480)
(3)	Stericycle, Inc., Strike @ 155.00 Exp 11/20/15	(75)
(7)	Stryker Corp., Strike @ 100.00 Exp 11/20/15	(228)
(20)	SunTrust Banks, Inc., Strike @ 42.00 Exp 11/20/15	(1,300)
(26)	Symantec Corp., Strike @ 22.00 Exp 11/20/15	(468)
(16)	Sysco Corp., Strike @ 42.00 Exp 11/20/15	(800)
(9)	T. Rowe Price Group, Inc., Strike @ 75.00 Exp 11/20/15	(1,485)
(20)	Target Corp., Strike @ 77.50 Exp 11/20/15	(3,150)
(11)	TE Connectivity, Ltd., Strike @ 65.00 Exp 11/20/15	(1,073)
(9)	TEGNA, Inc., Strike @ 27.00 Exp 11/20/15	(698)
(3)	Tenet Healthcare Corp., Strike @ 38.00 Exp 11/20/15	(135)
(4)	Teradata Corp., Strike @ 30.00 Exp 11/20/15	(230)
(4)	Tesoro Corp., Strike @ 110.00 Exp 11/20/15	(854)
(40)	Texas Instruments, Inc., Strike @ 55.00 Exp 11/20/15	(9,759)
(11)	Textron, Inc., Strike @ 42.00 Exp 11/20/15	(1,243)
(7)	The ADT Corp., Strike @ 36.00 Exp 11/20/15	(315)
(25)	The Boeing Co., Strike @ 145.00 Exp 11/20/15	(10,437)
(47)	The Charles Schwab Corp., Strike @ 30.00 Exp 11/20/15	(5,170)
(45)	The Dow Chemical Co., Strike @ 50.00 Exp 11/20/15	(10,597)
(38)	The Home Depot, Inc., Strike @ 125.00 Exp 11/20/15	(6,744)
(12)	The Interpublic Group of Cos., Inc., Strike @ 22.00 Exp 11/20/15	(1,350)
(3)	The J.M. Smucker Co., Strike @ 125.00 Exp 11/20/15	(90)
(23)	The Kraft Heinz Co., Strike @ 80.00 Exp 11/20/15	(1,955)
(4)	The Macerich Co., Strike @ 85.00 Exp 11/20/15	(670)
(12)	The Mosaic Co., Strike @ 37.50 Exp 11/20/15	(180)
(2)	The NASDAQ OMX Group, Inc., Strike @ 55.00 Exp 11/20/15	(690)
(2)	The Priceline Group, Inc., Strike @ 1430.00 Exp 11/20/15	(13,299)
(22)	The TJX Companies, Inc., Strike @ 75.00 Exp 11/20/15	(2,145)
(39)	The Walt Disney Co., Strike @ 110.00 Exp 11/20/15	(20,962)
(13)	Thermo Fisher Scientific, Inc., Strike @ 130.00 Exp 11/20/15	(3,575)
(4)	Tiffany & Co., Strike @ 82.50 Exp 11/20/15	(690)
(11)	Time Warner Cable, Inc., Class A, Strike @ 200.00 Exp 11/20/15	(770)
(27)	Time Warner, Inc., Strike @ 75.00 Exp 11/20/15	(6,790)
(4)	Torchmark Corp., Strike @ 60.00 Exp 11/20/15	(200)
(5)	Total System Services, Inc., Strike @ 50.00 Exp 11/20/15	(1,475)
(5)	Tractor Supply Co., Strike @ 90.00 Exp 11/20/15	(1,825)
(13)	Transocean, Ltd., Strike @ 18.00 Exp 11/20/15	(345)
(12)	Travelers Companies, Inc., Strike @ 110.00 Exp 11/20/15	(4,860)
(4)	TripAdvisor, Inc., Strike @ 90.00 Exp 11/20/15	(790)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Concluded)	October 31, 2015 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(48)	Twenty-First Century Fox, Inc., Class A, Strike @ 31.00 Exp 11/20/15	(3,360)
(17)	Twenty-First Century Fox, Inc., Class B, Strike @ 31.00 Exp 11/20/15	(1,233)
(16)	Tyco International PLC, Strike @ 38.00 Exp 11/20/15	(432)
(9)	Tyson Foods, Inc., Strike @ 46.00 Exp 11/20/15	(428)
(64)	U.S. BanCorp, Strike @ 43.00 Exp 11/20/15	(2,432)
(7)	Under Armour, Inc., Class A, Strike @ 110.00 Exp 11/20/15	(53)
(34)	Union Pacific Corp., Strike @ 100.00 Exp 11/20/15	(153)
(15)	United Continental Holdings, Inc., Strike @ 62.50 Exp 11/20/15	(1,628)
(18)	United Parcel Service, Inc., Strike @ 105.00 Exp 11/20/15	(900)
(3)	United Rentals, Inc., Strike @ 75.00 Exp 11/20/15	(765)
(24)	United Technologies Corp., Strike @ 95.00 Exp 11/20/15	(9,419)
(37)	UnitedHealth Group, Inc., Strike @ 125.00 Exp 11/20/15	(2,461)
(3)	Universal Health Services, Strike @ 135.00 Exp 11/20/15	(75)
(9)	Unum Group, Strike @ 34.00 Exp 11/20/15	(1,013)
(3)	Urban Outfitters, Inc., Strike @ 31.00 Exp 11/20/15	(128)
(19)	Valero Energy Corp., Strike @ 67.50 Exp 11/20/15	(1,986)
(3)	Varian Medical Systems, Inc., Strike @ 80.00 Exp 11/20/15	(255)
(2)	VeriSign, Inc., Strike @ 75.00 Exp 11/20/15	(1,215)
(4)	Verisk Analytics, Inc., Strike @ 80.00 Exp 11/20/15	(30)
(160)	Verizon Communications, Inc., Strike @ 46.00 Exp 11/20/15	(19,279)
(8)	Vertex Pharmaceuticals, Inc., Strike @ 125.00 Exp 11/20/15	(5,120)
(13)	Viacom, Inc., Class B, Strike @ 52.50 Exp 11/20/15	(910)
(53)	Visa, Inc., Strike @ 77.50 Exp 11/20/15	(12,083)
(5)	Vornado Realty Trust, Strike @ 100.00 Exp 11/20/15	(838)
(5)	Vulcan Materials Co., Strike @ 97.50 Exp 11/20/15	(1,463)
(2)	W.W. Grainger, Inc., Strike @ 220.00 Exp 11/20/15	(185)
(23)	Walgreens Boots Alliance, Inc., Strike @ 90.00 Exp 11/20/15	(909)
(40)	Wal-Mart Stores, Inc., Strike @ 60.00 Exp 11/20/15	(1,060)
(16)	Waste Management, Inc., Strike @ 55.00 Exp 11/20/15	(400)
(2)	Waters Corp., Strike @ 125.00 Exp 11/20/15	(890)
(12)	WEC Energy Group, Inc., Strike @ 55.00 Exp 11/20/15	(150)
(183)	Wells Fargo & Co., Strike @ 55.00 Exp 11/20/15	(6,404)
(8)	Western Digital Corp., Strike @ 87.50 Exp 11/20/15	(40)
(20)	Western Union Co., Strike @ 20.00 Exp 11/20/15	(350)
(10)	WestRock Co., Strike @ 60.00 Exp 11/20/15	(475)
(20)	Weyerhaeuser Co., Strike @ 30.00 Exp 11/20/15	(550)
(3)	Whirlpool Corp., Strike @ 165.00 Exp 11/20/15	(657)
(14)	Whole Foods Market, Inc., Strike @ 37.00 Exp 11/20/15	(294)
(26)	Williams Cos., Inc., Strike @ 48.00 Exp 11/20/15	(650)
(4)	Wyndham Worldwide Corp., Strike @ 77.50 Exp 11/20/15	(1,980)
(2)	Wynn Resorts, Ltd., Strike @ 75.00 Exp 11/20/15	(340)
(40)	Xerox Corp., Strike @ 11.00 Exp 11/20/15	(180)
(9)	Xilinx, Inc., Strike @ 48.00 Exp 11/20/15	(977)
(10)	XL Group PLC, Strike @ 38.00 Exp 11/20/15	(645)
(30)	Yahoo!, Inc., Strike @ 36.00 Exp 11/20/15	(3,165)
(14)	Yum! Brands, Inc., Strike @ 75.00 Exp 11/20/15	(889)
(4)	Zimmer Biomet Holdings, Inc., Strike @ 100.00 Exp 11/20/15	(1,900)
(8)	Zions Bancorporation, Strike @ 30.00 Exp 11/20/15	(172)
(18)	Zoetis, Inc., Strike @ 47.00 Exp 11/20/15	(720)
Total Written Call Options (Premiums Received $744,881)		$(1,247,965)

(a)	Option was originally written against Health Care REIT, Inc. Due to a corporate action event, this option now requires delivery of 9 shares of Welltower, Inc.

See Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	October 31, 2015 (Unaudited)

Horizons S&P 500® Covered Call ETF
Assets:
Investments, at value (Cost $67,296,099)	$72,224,830
Cash	93,883
Dividends receivable	85,648
Receivable for investments sold	25,098
Receivable from authorized participant	25,874
Total Assets	72,455,333
Liabilities:
Payable for investments purchased	37,622
Written options (Premiums received $744,881)	1,247,965
Distributions payable	66,073
Advisory fees payable	39,528
Total Liabilities	1,391,188

Net Assets	$71,064,145

Net Assets consist of:
Capital	$69,502,054
Accumulated net investment income (loss)	(1,274,143)
Accumulated net realized gain (loss) on investments	(1,589,413)
Net unrealized appreciation (depreciation) on investments	4,425,647
Net Assets	$71,064,145

Net Assets:	$71,064,145
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,602,500
Net Asset Value	$44.35

See Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Period Ended October 31, 2015 (Unaudited)

Horizons S&P 500® Covered Call ETF
Investment Income:
Dividend income (net of withholding tax of $66)	$841,553
Total Investment Income	841,553

Expenses:
Advisory fees	244,752
Total Expenses	244,752

Net Investment Income (Loss)	$596,801

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	737,797
Net realized gains (losses) on written options	280,101
Change in unrealized appreciation (depreciation) on investments and written options	(1,421,660)
Net Realized and Unrealized Gains (Losses) on Investments	(403,762)

Change in Net Assets Resulting From Operations	$193,039

See Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	October 31, 2015

	Horizons S&P 500® Covered Call ETF
	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
From Investment Activities:
Operations:
Net investment income (loss)	$596,801	$573,185
Net realized gains (losses) on investments	737,797	688,339
Net realized gains (losses) on written options	280,101	(2,040,111)
Change in unrealized appreciation (depreciation) on investments and written options	(1,421,660)	2,857,321
Change in net assets resulting from operations	193,039	2,078,734

Distributions to Shareholders From:
Net investment income	(1,870,944)	(765,731)
Net realized gains on investments	—	(439,240)
Tax return of capital	—	(609,679)
Change in net assets resulting from distributions	(1,870,944)	(1,814,650)

Capital Transactions:
Proceeds from shares issued	—	49,987,936
Cost of shares redeemed	(4,533,574)	—
Change in net assets resulting from capital transactions	(4,533,574)	49,987,936
Change in net assets	(6,211,479)	50,252,020

Net Assets:
Beginning of period	77,275,624	27,023,604
End of period	$71,064,145	$77,275,624
Accumulated net investment income (loss)	$(1,274,143)	$—

Share Transactions:
Issued	—	1,100,000
Redeemed	(100,000)	—
Change in shares	(100,000)	1,100,000

Amounts listed as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From							Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a),(b)	Total Return at Market(a),(c)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at End of Period (000's)	Portfolio Turnover(a)
Horizons S&P 500® Covered Call ETF
Six Months Ended October 31, 2015 (Unaudited)	$45.39	$0.36(e)	$(0.28)	$0.08	$(1.12)	$—	$—	$(1.12)	$44.35	0.28%	-0.04%	0.65%	1.59%	$71,064	3%
Year Ended April 30, 2015	$44.85	$0.63(e)	$2.03	$2.66	$(0.83)	$(0.63)	$(0.66)	$(2.12)	$45.39	5.97%	6.47%	0.65%	1.39%	$77,276	12%
June 24, 2013(f) through April 30, 2014	$40 .00	$0.52	$5.66	$6.18	$(0.64)	$(0.69)	$—	$(1.33)	$44.85	15.59%	15.73%	0.65%	1.37%	$27,024	34%

(a)	Not annualized for periods less than one year.

(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(c)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(d)	Annualized for periods less than one year.

(e)	Per share numbers have been calculated using the average shares method.

(f)	Commencement of operations.

See Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2015 (Unaudited)

1. Organization

Exchange Listed Funds Trust (the “Trust”), formerly known as Exchange Traded Concepts Trust II, was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are for the Horizons S&P 500® Covered Call ETF (the “S&P 500 Fund” or the “Fund”). The Fund is a passively managed exchange-traded fund.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the S&P 500® Stock Covered Call Index (the “Underlying Index”). Accordingly, the investments owned by the Fund generally correspond to the weightings within the Underlying Index. The Fund’s prospectus provides a description of the Fund’s investment objective, policies, and strategies. There is no assurance that the Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). The Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value (“NAV”) and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2015 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of October 31, 2015 for the Fund based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$72,224,830	$—	$—	$72,224,830
Total Investment Securities	72,224,830	—	—	72,224,830
Other Financial Instruments:
Written Call Options	(1,247,965)	—	—	(1,247,965)
Total Investments	$70,976,865	$—	$—	$70,976,865

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of October 31, 2015, there were no transfers between Levels 1, 2, and 3 based on levels assigned to securities at the beginning of the year. For the period ended October 31, 2015, there were no securities categorized as Level 3.

Options

The Fund writes (or sells) exchange-traded call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase or sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2015 (Unaudited)

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When the Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when the Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. The Fund may terminate its position in an exchange-traded written option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Fund had the following transactions in exchange-traded written options during the period ended October 31, 2015:

S&P 500 Fund	Number of Contracts	Premiums Received
Options outstanding at April 30, 2015	9,528	$682,137
Options written	58,522	4,152,295
Options expired	—	—
Options exercised	(112)	(15,954)
Options closed	(59,272)	(4,073,597)
Options outstanding at October 31, 2015	8,666	$744,881

The following is a summary of the value of written options on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2015:

		Assets		Liabilities
Fund	Primary Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
S&P 500 Fund	Equity Risk Exposure	Investment securities, at value (purchased options)	$—	Written options	$1,247,965

The following is a summary of the effect of written options on the Statement of Operations, categorized by risk exposure, for the period ended October 31, 2015:

Fund	Primary Risk Exposure	Realized gains (losses) on written options	Change in unrealized appreciation (depreciation) on investments and written options
S&P 500 Fund	Equity Risk Exposure	$280,101	$(432,788)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2015 (Unaudited)

The volume of options written by the Fund at October 31, 2015 is indicative of the volume of options throughout the period ended October 31, 2015.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities.

Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

Distributions to Shareholders

The Fund distributes a monthly dividend of net investment income and any net short-term capital gains recognized in connection with the Fund’s equity call option activities calculated during each monthly dividend calculation period. Distributions of remaining net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2015 (Unaudited)

3. Transactions with Affiliates and Other Servicing Agreements

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Trust pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser or, if it has delegated such authority, the Sub-Adviser (as defined below) determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.65% of average daily net assets.

Under the Advisory Agreement, the Adviser pays all expenses of the Fund other than the advisory fee, distribution fees and expenses pursuant to the Fund’s Distribution and Service Plan (as defined below), if any, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, taxes, interest, acquired fund fees and expenses, accrued deferred tax liability, and other extraordinary expenses.

Investment Sub-Advisory Agreement

The Adviser and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”) have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser serves as investment sub-adviser and is responsible for making investment decisions and will continuously review, supervise and administer the investment program, subject to the supervision of the Adviser and the Board. The sub-adviser fees are borne by the Fund’s Adviser.

Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through August 28, 2016. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

Other Servicing Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, fund accountant, transfer agent and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Fund pursuant to a Custodial and Agency Services Agreement.

Officers of the Trust

Certain officers of the Trust are also employees of the Fund’s Adviser and affiliates of the Distributor.

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2015 were $2,007,879 and $4,915,353, respectively.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2015 (Unaudited)

There were no purchases of in-kind transactions for the period ended October 31, 2015. Sales of in-kind transactions for the period ended October 31, 2015 were $2,249,131.

5. Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the S&P 500 Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly by the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Except under limited circumstances, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming Creation Units will receive an in-kind transfer of specified securities (“Redemption Instruments”). Due to the written option component of the Creation Unit and other reasons, there could be a difference between the NAV of a Creation Unit being purchased or redeemed and the Deposit or Redemption Instruments exchanged for the Creation Unit. The party conveying the instruments with the lower value will also pay to the other an amount in cash equal to that difference.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in the Underlying Index are subject to market fluctuations. The investor should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Industry Concentration Risk: To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in the industry, which may subject the Fund to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2015 (Unaudited)

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the tax year ended April 30, 2015 was as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
S&P 500 Fund	$1,196,212	$8,759	$1,204,971	$609,679	$1,814,650

As of the tax year ended April 30, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(a)	Accumulated Earnings (Deficit)
S&P 500 Fund	$—	$—	$(101,925)	$3,341,921	$3,239,996

(a) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales and straddles.

At October 31, 2015, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Fund	$67,297,732	$8,277,356	$(3,350,258)	$4,927,098

8. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2015 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of the investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates your Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Actual Expenses Paid During the Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Actual Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the numbers shown for the Fund under “Actual Expenses Paid During the Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but the annualized expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Hypothetical Expenses Paid During the Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

Fund	Beginning Account Value 5/1/2015	Actual Ending Account Value 10/31/15	Hypothetical Ending Account Value 10/31/15	Actual Expenses Paid During the Period 5/1/15 - 10/31/15*	Hypothetical Expenses Paid During the Period 5/1/15 - 10/31/15*	Annualized Expense Ratio During the Period 5/1/15 - 10/31/15
S&P 500 Fund	$1,000.00	$1,002.80	$1,021.87	$3.27	$3.30	0.65%

*

Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST SHAREHOLDER VOTING RESULTS	October 31, 2015 (Unaudited)

A Special Meeting of Shareholders of the Fund was held on June 12, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a new investment advisory agreement between Exchange Listed Funds Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	1,140,210	67.07%	99.81%
Against	100	0.01%	0.01%
Abstain	2,064	0.12%	0.18%
Total	1,142,374	67.20%	100.00%

A Special Meeting of Shareholders of the Fund was held on June 12, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a new investment sub-advisory agreement between the Adviser and Horizons ETFs Management (USA) LLC. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	1,140,210	67.07%	99.81%
Against	100	0.01%	0.01%
Abstain	2,064	0.12%	0.18%
Total	1,142,374	67.20%	100.00%

A Special Meeting of Shareholders of the Fund was held on June 12, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to prior approval by the Board of Trustees. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	1,139,075	67.00%	99.71%
Against	1,235	0.07%	0.11%
Abstain	2,064	0.12%	0.18%
Total	1,142,374	67.19%	100.00%

A Special Meeting of Shareholders of the Fund was held on June 12, 2015. At the Special Meeting, shareholders of record of the Fund, as of the close of business on March 27, 2015 approved the election of Timothy J. Jacoby as a Trustee of the Trust. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	1,512,750	88.99%	99.77%
Withhold	3,445	0.20%	0.23%
Total	1,516,195	89.19%	100.00%

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	October 31, 2015 (Unaudited)

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Select Sector™ is a trademark of Merrill Lynch, Pierce, Fenner & Smith Inc. (“Merrill Lynch”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC. S&P®, S&P 500®, S&P 500 Stock Covered Call™ and/or S&P 500 Financial Select Sector Stock Covered Call™ are trademarks of S&P and have been licensed for use by Horizons ETFs Management (USA) LLC (“Horizons”). The S&P 500 Stock Covered Call Index and/or S&P 500 Financial Select Sector Stock Covered Call™ Index (the “Indices”) is a product of S&P Dow Jones Indices LLC and has been licensed for use by Horizons.

The Horizons S&P 500 Covered Call ETF and the Horizons S&P Financial Select Sector Covered Call ETF (collectively, the “ETFs”) are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates, their third party licensors (collectively, “S&P Dow Jones Indices”), the Chicago Board Options Exchange, Incorporated and any of its affiliates and third party licensors (collectively, “CBOE”) or Merrill Lynch. Neither S&P Dow Jones Indices, CBOE nor Merrill Lynch make any representation or warranty, express or implied, to the owners of the ETFs or any member of the public regarding the advisability of investing in securities generally or in the ETFs particularly or the ability of the Indices to track general market or market segment performance. S&P Dow Jones Indices’, CBOE’s and Merrill Lynch’s only relationship to Horizons with respect to the Indices is providing calculation services for the Indicative Optimized Portfolio Values (“IOPV”), Indices and/or the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and Merrill Lynch. The IOPVs and Indices are determined, composed and calculated by S&P Dow Jones Indices, CBOE and/or Merrill Lynch, as the case may be, without regard to Horizons or the ETFs. S&P Dow Jones Indices, CBOE and Merrill Lynch have no obligation to take the needs of Horizons or the owners of the ETFs into consideration in determining, composing or calculating the IOPVs and Indices. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the determination of the prices, and amount of the ETFs or the timing of the issuance or sale of the ETFs or in the determination or calculation of the equation by which the ETFs is to be converted into cash. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the issuance or sale of the ETFs, and have no obligation or liability in connection with the administration, marketing or trading of the ETFs. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors. Inclusion of a security within an IOPV or index is not a recommendation by S&P Dow Jones Indices, CBOE and Merrill Lynch to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the ETFs currently being issued by Horizons, but which may be similar to and competitive with the ETFs. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Indices. It is possible that this trading activity will affect the value of the IOPVs, Indices and the ETFs.

S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF ANY INDICATIVE OPTIMIZED PORFOLIO VALUE OR INDEX OR ANY DATA OR VALUE RELATED THERETO OR TO THE ETFS (“VALUES AND DATA”), OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN THE VALUES AND DATA. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE VALUES AND DATA, AND AS TO RESULTS TO BE OBTAINED BY HORIZONS, OWNERS OF THE ETFS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE VALUES AND DATA. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE WITH RESPECT TO THE ETFS OR VALUES AND DATA. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND HORIZONS, OTHER THAN CBOE, MERRILL LYNCH AND ANY OTHER LICENSORS OF S&P DOW JONES INDICES.”

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Funds. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Funds to be issued, or in the determination or calculation of the equation by which the shares are redeemable. The NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser: Exchange Traded Concepts, LLC 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120	Investment Sub-Adviser: Horizons ETFs Management (USA), LLC 1350 Avenue of the Americas, 33rd Floor New York, New York 10019
Distributor: Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Legal Counsel: Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006-1806

Proxy Voting Information

A description of Exchange Listed Funds Trust’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.HorizonsETFs.com/USA or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-855-HZN-ETFS.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-HZN-ETFS or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.HorizonsETFs.com/USA.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Schedule of Investments.

(a) Included as part of report to stockholders under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3) Not applicable.

(b) A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Exchange Listed Funds Trust

By (Signature and Title):	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	December 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	December 31, 2015

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	December 31, 2015